SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION [Abstract]
Schedule of Revenues by Geographic Area

The following table summarizes the Group's revenues generated from different geographic locations in which customers are based:

	Years ended December 31,
	2011	2012	2013
	$	$	$
Europe:
- Germany	57,314,051	65,979,111	43,997,078
- Italy	170,680,970	45,429,510	7,747,266
- Spain	4,432,090	656,723	1,558,828
- Belgium	46,114,145	1,953,916	1,319,670
- France	58,439,157	19,758,758	48,504,587
- Czech Republic and Slovakia	28,259,894	5,699,269	1,806,237
- Bulgaria	-	22,300,958	1,886,258
- United Kingdom	-	11,844,591	6,055,612
- Others	42,375,518	34,582,052	36,316,562

Europe total	407,615,825	208,204,888	149,192,098

PRC	38,086,463	29,148,928	97,038,992
India	49,415,452	867,177	26,943,051
South Korea	7,234	14,244	-
Australia	32,599,218	39,605,278	7,783,075
America	3,991,732	1,932,147	1,837,797
Japan	-	-	31,313,082
Others	34,575,831	12,948,699	2,077,599

Total net revenues	566,291,755	292,721,361	316,185,694

Substantially all the identifiable assets of the Group are located in the PRC.